Convertible Notes Payable (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt instrument principal amount			$ 125,000
Debt conversion price			$ 0.00005
Convertible outstanding amount			$ 125,000	$ 125,000
Embedded conversion feature amount			296,000	$ 375,000
Blue Citi LLC [Member] | Convertible Note [Member]
Convertible outstanding amount	$ 100,000	$ 100,000
Debt converted into common stock, amount		$ 25,000
Debt converted into common stock, shares		500,000,000
Blue Citi LLC [Member] | Convertible Note Restructuring [Member]
Debt instrument principal amount	$ 810,000	$ 810,000
Debt interest rate	8.00%	8.00%
Debt discount rate	25.00%
Debt conversion, description	Those notes (i) accrued interest at the rate of 8% per annum; (ii) could be converted into shares of the Company's common stock at a 25% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (50% discount upon an event of default under the note), and (iii) were due and payable upon the 12-month or 18-month anniversary of their issuance.
Accrued interest	$ 19,680
LandStar Inc. and Subsidiaries [Member]
Debt instrument principal amount	829,680	$ 829,680
Convertible outstanding amount	100,000	100,000	125,000
Derivative liability	1,205,500	1,205,500
Convertible notes payable, unamortized discount	829,680	829,680
Change in fair value of derivative liability		375,820
LandStar Inc. and Subsidiaries [Member] | Blue Citi LLC [Member]
Debt converted into common stock, amount		$ 25,000
Debt converted into common stock, shares		500,000,000
Embedded conversion feature amount		$ 3,088,000
LandStar Inc. and Subsidiaries [Member] | Blue Citi LLC [Member] | Convertible Note [Member]
Debt instrument principal amount	$ 125,000	$ 125,000
Debt conversion price	$ 0.00005	$ 0.00005
Convertible outstanding amount	$ 100,000	$ 100,000
LandStar Inc. and Subsidiaries [Member] | Blue Citi LLC [Member] | Consolidated Note [Member]
Debt instrument principal amount	$ 829,680	$ 829,680
Debt interest rate	8.00%	8.00%
LandStar Inc. and Subsidiaries [Member] | Blue Citi LLC [Member] | Convertible Note One [Member]
Debt discount rate		10.00%
Debt conversion, description		The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 10% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance.
LandStar Inc. and Subsidiaries [Member] | Blue Citi LLC [Member] | Convertible Note Restructuring [Member]
Debt instrument principal amount	$ 810,000	$ 810,000
Debt interest rate	8.00%	8.00%
Debt discount rate	25.00%
Debt conversion, description	Those notes (i) accrued interest at the rate of 8% per annum; (ii) could be converted into shares of the Company's common stock at a 25% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (50% discount upon an event of default under the note), and (iii) were due and payable upon the 12-month or 18-month anniversary of their issuance.
Accrued interest	$ 19,680